Inventories	12 Months Ended
Mar. 31, 2020
Inventory Disclosure [Abstract]
Inventories

NOTE 6: — INVENTORIES

	March 31,
	2020	2019
Finished goods	$63,686	$65,558
Raw and packaging materials	49,970	44,979
Work in progress	34,084	32,593
Other	5,333	4,949
	$153,073	$148,079

As of March 31, 2020 and 2019, reserves recorded against inventories for slow-moving, short-dated, excess and obsolete inventory totaled $28,902 and $26,026, respectively.

As of March 31, 2020 and 2019, there were no pledges of inventory.